UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21258

                             PNC LONG-SHORT FUND LLC
               (Exact name of registrant as specified in charter)

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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


PNC LONG-SHORT FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2009

PNC LONG-SHORT FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009

PNC Long-Short Fund LLC (the "Fund") invests substantially all of its assets in PNC Long-Short Master Fund LLC (the "Master Fund"). As of December 31, 2009, the Fund owned 93.78% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                                               % OF
                                                                             MEMBERS'
INVESTMENT FUNDS*                                    COST         VALUE       CAPITAL   LIQUIDITY***
-----------------                                -----------   -----------   --------   ------------
SECTOR HEDGED EQUITY
   Artis Partners 2X (Institutional), L.P.**     $   696,277   $ 2,137,816     6.65%      Quarterly
   DAFNA Fund, L.L.C., Series A**                  1,082,147     1,669,712     5.19        Monthly
   Lucas Energy Total Return Partners, L.P.**      2,091,153     1,717,292     5.34        Monthly
                                                 -----------   -----------    -----
      Total Sector Hedged Equity                   3,869,577     5,524,820    17.18
INTERNATIONAL HEDGED EQUITY
   Bay II Resource Partners, L.P.                  1,000,000     1,287,682     4.01       Quarterly
   Firebird Global Fund II, L.P.                     111,488        25,422     0.08      Semi-Annual
   Kingdon Associates, L.P.**                        925,542     1,684,225     5.24       Quarterly
   Millgate Partners, L.P.                         1,800,000     1,735,351     5.40       Quarterly
                                                 -----------   -----------    -----
      Total International Hedged Equity            3,837,030     4,732,680    14.73
CTA/MACRO
   Cipher Composite Fund, L.P.**                     680,615     1,256,553     3.91        Monthly
   Peak Select Partners L.P.**                       832,612     1,427,507     4.44        Monthly
   Quantitative Global 1X Fund LLC                 1,000,000     1,027,172     3.19        Monthly
                                                 -----------   -----------    -----
      Total Trading                                2,513,227     3,711,232    11.54
EVENT HEDGED EQUITY
   Castlerigg Partners, L.P.**                       199,131       132,797     0.41       Quarterly
   Harbinger Capital Partners Fund I, L.P.**       1,002,640     1,295,019     4.03       Quarterly
   Owl Creek II, L.P.                              1,965,682     2,430,296     7.56        Annually
                                                 -----------   -----------    -----
      Total Event Hedged Equity                    3,167,453     3,858,112    12.00
U.S. HEDGED EQUITY
   Blue Harbour Strategic Value Partners, L.P.     1,475,317     1,193,933     3.71        Annually
   Scopia Partners, L.L.C.                         1,000,000     1,008,114     3.14          +++
                                                 -----------   -----------    -----
      Total U.S. Hedged Equity                     2,475,317     2,202,047     6.85
CREDIT
   Camulos Partners, L.P.                          2,030,155       705,623     2.19       Quarterly+
                                                 -----------   -----------    -----
      Total Credit                                 2,030,155       705,623     2.19
                                                 -----------   -----------    -----
Total Investment Funds                            17,892,759    20,734,514    64.49
                                                 -----------   -----------    -----
REGISTERED INVESTMENT COMPANY
   SEI Daily Income Trust Money Market Fund
      Fund, Class A, 0.100%++                      1,941,506     1,941,506     6.04         Daily
                                                 -----------   -----------    -----
   Total Investments                             $19,834,265   $22,676,020    70.53%
                                                 ===========   ===========    =====

*    All investment funds are non-income producing.

**   Fund investment fully or partially segregated to cover tender offers.

***  Liquidity terms shown apply after lock-up provisions.

+    Investment Fund has suspended redemptions as of December 31, 2009.

++   Rate shown is the 7-day effective yield as of December 31, 2009.

+++ Monthly liquidity with 120 days notice/quarterly liquidity with 60 days notice.

As of December 31, 2009, the value of the "Master Fund" investments by country as a percentage of members' capital is as follows:

COUNTRY                      COST         VALUE
-------                  -----------   -----------
United States - 70.53%   $19,834,265   $22,676,020
                         -----------   -----------
                         $19,834,265   $22,676,020
                         ===========   ===========

PNC LONG-SHORT FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009

Percentages shown on previous page are based on members' capital of $32,149,374. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $19,834,265. Net unrealized appreciation on investments for tax purposes was $2,841,755 consisting of $5,038,581 of gross unrealized appreciation and $2,196,826 of gross unrealized depreciation.

The investments in Investment Funds shown on the previous page, representing 64.49% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors. The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of December 31, 2009:

                                  LEVEL 1      LEVEL 2         LEVEL 3        TOTAL
                                ----------   -----------     -----------   -----------
Investment Funds                $       --   $16,379,240      $4,355,274   $20,734,514
Registered Investment Company    1,941,506            --              --     1,941,506
                                ----------   -----------     -----------   -----------
Total                           $1,941,506   $16,379,240      $4,355,274   $22,676,020
                                ==========   ===========     ===========   ===========

The following is a reconciliation of the investments in Investment Funds in which significant unobservable inputs (Level 3) were used in determining value. The Master Fund adopted Accounting Standards Update 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), ASU 2009-12, as of December 31, 2009. The "Net transfers in and/or out of Level 3" shown in the reconciliation below reflect the adoption of ASU 2009-12.

                                Change in
  Beginning                     unrealized                     Net transfers in       Ending
Balance as of     Realized     appreciation/   Net purchase/    and/or out of     Balance as of
   3/31/09       gain/(loss)  (depreciation)       sales           Level 3           12/31/09
-------------   ------------  --------------   -------------   --------------     -------------
 $28,190,344    ($1,206,560)    $2,019,476     ($5,185,639)     ($19,462,347)       $4,335,274
 -----------    ------------    ----------     ------------     ------------        -----------

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) As of the date of this Form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the chief executive officer and the chief financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Long-Short Fund LLC

/s/ Kevin A. McCreadie
-------------------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin A. McCreadie
-------------------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 26, 2010

/s/ Jennifer E. Spratley
-------------------------------------
Jennifer E. Spratley
Chief Financial Officer

Date: February 26, 2010